Consolidated condensed income statements - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Consolidated income statements [Abstract]
Revenue	$ 235,190	$ 210,403
Other operating income	21,233	29,538
Employee benefit expenses	(14,382)	(11,717)
Depreciation, amortization, and impairment charges	(83,541)	(109,619)
Other operating expenses	(75,270)	(65,815)
Operating profit	83,230	52,790
Financial income	1,112	1,207
Financial expense	(85,146)	(96,008)
Net exchange differences	(188)	(1,621)
Other financial income/(expense), net	2,975	(4,112)
Financial expense, net	(81,247)	(100,534)
Share of profit/(loss) of associates carried under the equity method	960	(668)
Profit / (loss) before income tax from continuing operations	2,943	(48,412)
Income tax	(14,487)	10,147
Loss for the period from continuing operations	(11,544)	(38,265)
Profit for the period from discontinued operations	480	0
Loss for the period	(11,064)	(38,265)
Profit attributable to non-controlling interests	(8,108)	(2,246)
Loss for the period attributable to the Company	$ (19,172)	$ (40,511)
Weighted average number of ordinary shares outstanding (in shares) - basic	110,386	101,602
Weighted average number of ordinary shares outstanding (in shares) - diluted	113,733	101,602
Basic earnings per share (in dollars per share)	$ (0.17)	$ (0.40)
Diluted earnings per share (in dollars per share)	(0.17)	(0.40)
Basic earnings per share from continuing operations (in dollars per share)	(0.18)	(0.40)
Diluted earnings per share from continuing operations (in dollars per share)	$ (0.17)	$ (0.40)